Revenue by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Geographical Information [Line Items]
Revenues	$ 1,342,695	$ 1,246,986	$ 1,097,868
Americas Principally U S
Schedule Of Geographical Information [Line Items]
Revenues	603,605	553,843	479,692
Europe
Schedule Of Geographical Information [Line Items]
Revenues	501,547	488,632	440,620
Asia Middle East And Africa
Schedule Of Geographical Information [Line Items]
Revenues	$ 237,543	$ 204,511	$ 177,556